Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 34,329	$ 81,254
Available-for-sale Securities, Gross Unrealized Gains	527	759
Available-for-sale Securities, Gross Unrealized Losses	(3)	(15)
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity Securities, Amortized Cost	2,768	4,450
Held-to-maturity Securities, Approximate Fair Value	2,840	4,597
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	23,980	64,077
Available-for-sale Securities, Gross Unrealized Gains	93	98
Available-for-sale Securities, Gross Unrealized Losses	(3)	(7)
Available-for-sale Securities, Approximate Fair Value	24,070	64,168
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	10,345	17,173
Available-for-sale Securities, Gross Unrealized Gains	414	652
Available-for-sale Securities, Gross Unrealized Losses	0	(8)
Available-for-sale Securities, Approximate Fair Value	10,759	17,817
Held-to-maturity Securities, Amortized Cost	2,768	4,450
Held-to-maturity Securities, Gross Unrealized Gains	72	147
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Approximate Fair Value	2,840	4,597
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4	4
Available-for-sale Securities, Gross Unrealized Gains	20	9
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Approximate Fair Value	$ 24	$ 13